Stockholders' Deficiency:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 9 – Stockholders’ Deficiency:

Common Stock

During the nine months ended April 30, 2013, the Company issued or committed to issue 3,073,688 shares of common stock to various consultants for services rendered in the amount of $223,692. The shares were valued at an average of $0.073 per share.

During the nine months ended April 30, 2013, the Company issued 65,337,495 shares of common stock in conjunction with the conversion of 2,459 shares of the Series B, Series C and Series D 9% Convertible Preferred Stock and 22,118,091 shares of common stock as “make-whole” dividend payments on the Series B, Series C and Series D 9% Convertible Preferred Stock.

During the nine months ended April 30, 2013, the Company issued 26,023,461 shares of common stock upon the exercise of warrants which had an exercise price of $0.03 per share. The Company received cash proceeds of $780,704 upon these warrant exercises.

During the nine months ended April 30, 2013, the Company issued 29,184,675 shares of common stock upon the cashless exercise of 85,272,640 warrants which had an exercise price of $0.03 per share. The warrants exercised had an estimated fair value of $2,362,616 on the date of exercise.

During the nine months ended April 30, 2013, the Company issued 1,056,488 shares of common stock upon the exercise of employee stock options which had an exercise price of $0.001 per share. The Company received cash proceeds of $1,056 from these option exercises.

Stock option expense related to executive and employee options granted in October 2009, resulting in a charge to operations during the nine-month period ended April 30, 2013 of $27,824 and stock option expense related to options granted to executives, directors and employees in exchange for repayment of deferred salaries was $585,551.

The stockholders’ deficiency transactions for the nine months ended April 30, 2013 as described above are summarized below:

			Additional	Change to
	Common Stock		Paid-In	Stockholders’
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	65,337,495	$65,338	$153,662	$219,000
Issuance of common stock as make-whole payments on convertible preferred stock	22,118,091	22,118	641,812	663,930
Issuance of common stock for services	3,073,688	3,074	220,618	223,692
Issuance of common stock for cash warrant exercises	26,023,461	26,023	754,681	780,704
Issuance of common stock for cashless warrant exercises	29,184,675	29,185	2,333,431	2,362,616
Issuance of common stock for stock option exercises	1,056,488	1,056	—	1,056
Issuance of options in lieu of deferred salary	—	—	585,551	585,551
Amortization of stock options as employee compensation	—	—	27,824	27,824
Total	146,793,898	$146,794	$4,717,579	$ 4, 864,373

Warrants

The following is a summary of warrants issued, forfeited or expired and exercised for the nine months ended April 30, 2013:

Warrants
Outstanding, August 1, 2012	74,264,078
Add: Issued	270,594,093
Less: Exercised	111,803,243
Less: Expired	175,000
Outstanding, January 31, 2013	232,879,928

The outstanding warrants at April 30, 2013 have a weighted average exercise price of $0.091 per share and have a weighted average remaining life of 3.25 years.

As of April 30, 2013, the Company has 124,933,402 warrants with a current exercise price of $0.03 and an expiry date of March 31, 2016, 6,041,893 warrants with a current exercise price of $0.03 and an expiry date of July 11, 2016, 27,272,720 warrants with a current exercise price of $0.03 and an expiry date of September 30, 2016, 7,524,145 warrants with a current exercise price of $0.03 and an expiry date of February 2, 2017, 24,565,367 warrants with a current exercise price of $0.03 and an expiry date of August 10, 2017 and 24,999,999 warrants with a current exercise price of $0.03 and an expiry date of December 10, 2017 (215,337,526 warrants in total), which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement: (a) shares of common stock or standard options to the Company’s directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company’s board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On December 10, 2012, the Company’s triggering of the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 64,653,492 to 172,409,312.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on July 8, 2011: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated July 8, 2011, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreement dated July 8, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on July 8, 2011, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in July 2011 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 6,249,995 to 16,666,653.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on February 2, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated January 31, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011 and January 31, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on February 2, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in February 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 24,999,999 to 66,666,664.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on August 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated August 8, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012 and August 8, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on August 8, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in August 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 9,375,000 to 24,999,998.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on December 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated December 10, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012, August 8, 2012 and December 10, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on December 10, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 10 - Derivative Liabilities below. As of April 30, 2013, there were a total of 215,337,526 warrants with an estimated fair value of $3,436,312, which are identified on the interim consolidated balance sheets under the caption “Derivative Warrant Liability”.

Series A 9% Convertible Preferred Stock

The Company has authorized 5,500 shares of Series A 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated July 8, 2011, the Company sold an aggregate of 2,575 shares of convertible preferred stock, as well as accompanying warrants to purchase 17,166,666 shares of common stocks. An aggregate of 17,166,666 shares of the Company’s common stock were issuable upon conversion of the convertible preferred stock which was issued at the initial closing. As of the end of the Company’s fiscal year 2012, all of the issued Series A 9% Convertible Preferred Stock had been converted to common stock. There were 17,166,666 shares of common stock issued upon the conversion of the Series A convertible preferred stock and 6,129,666 shares of common stock issued as “make-whole payments” on such conversions.

Series B 9% Convertible Preferred Stock

The Company has authorized 2,000 shares of Series B 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated January 31, 2012, the Company sold an aggregate of 2,000 shares of Series B convertible preferred stock, as well as accompanying warrants to purchase 13,333,333 shares of common stocks. An aggregate of 13,333,333 shares of the Company’s common stock were issuable upon conversion of the Series B convertible preferred stock which was issued at the initial closing. On December 10, 2012, the triggering of the price protection features of the Series B convertible preferred stock resulted in a decrease of the conversion price from $0.08 to $0.03 per share and a corresponding increase in the number of common shares underlying the remaining 792 shares of Series B convertible preferred stock as of December 10, 2012 from 9,897,500 to 26,393,333. As of the end of the Company’s fiscal quarter ended January 31, 2013, all of the issued Series B 9% Convertible Preferred Stock had been converted to common stock. There were 38,019,163 shares of common stock issued upon the conversion of the Series B convertible preferred stock and 11,207,750 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series B convertible preferred stock financing

The net cash proceeds from the Series B convertible preferred stock financing were $1,975,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and second to the make-whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statements of operations for the fiscal year ended July 31, 2012 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	July 31, 2012
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make-whole payments liability	(540,000)
Deemed dividend	$(376, 746)

Series C 9% Convertible Preferred Stock

The Company has authorized 750 shares of Series C 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated August 8, 2012, the Company sold an aggregate of 750 shares of Series C convertible preferred stock, as well as accompanying warrants to purchase 9,375,000 shares of common stocks. An aggregate of 9,375,000 shares of the Company’s common stock were issuable upon conversion of the Series C convertible preferred stock which was issued at the initial closing. On December 10, 2012, the triggering of the price protection features of the Series C convertible preferred stock resulted in a decrease of the conversion price from $0.08 to $0.03 per share and a corresponding increase in the number of common shares underlying the 650 shares of Series C convertible preferred stock as of December 10, 2012 from 8,125,000 to 21,666,666. As of the end of the Company’s fiscal quarter ended January 31, 2013, all of the issued Series C 9% Convertible Preferred Stock had been converted to common stock. There were 22,916,665 shares of common stock issued upon the conversion of the Series C convertible preferred stock and 6,664,863 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series C convertible preferred stock financing

The net cash proceeds from the Series C convertible preferred stock financing were $725,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and second to the make-whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s interim consolidated statements of operations for the quarter ended October 31, 2012 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	October 31, 2012
Net proceeds	$725,000
Derivative warrant liability fair value	(624,797)
Make-whole payments liability	(202,500)
Deemed dividend	$(102,297)

Series D 9% Convertible Preferred Stock

The Company has authorized 750 shares of Series D 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated December 10, 2012, the Company sold an aggregate of 750 shares of Series D convertible preferred stock, as well as accompanying warrants to purchase 24,999,999 shares of common stocks. An aggregate of 24,999,999 shares of the Company’s common stock are issuable upon conversion of the Series D convertible preferred stock which was issued at the initial closing.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.03 per share, and will accrue a 9% dividend until December 10, 2015 and, beginning on December 10, 2015 and on each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on December 31, 2012 and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the convertible preferred stock is converted prior to December 10, 2015, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning December 10, 2015, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then conversion price, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

The Company may become obligated to redeem the convertible preferred stock in cash upon the occurrence of certain triggering events, including the failure to provide an effective registration statement covering shares of common stock issuable upon conversion of the convertible preferred stock, material breach of certain contractual obligations to the holders of the convertible preferred stock, the occurrence of a change in control of the Company, the occurrence of certain insolvency events relating to the Company, or the failure of the Company’s common stock to continue to be listed or quoted for trading on one or more specified United States securities exchanges or regulated quotation services. Upon the occurrence of certain triggering events, each holder of convertible preferred stock will have the option to redeem such holder’s shares of convertible preferred stock for a redemption price payable in shares of common stock or receive an increased dividend rate of 18% on all of such holder’s outstanding convertible preferred stock.

In conjunction with the issuance of the Series D convertible preferred stock, the Company also issued 24,999,999 warrants to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their date of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.03 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then exercise price, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in this note above.

Due to the anti-dilution adjustments to the Company’s outstanding Series B and Series C preferred stock, and the various warrants with anti-dilution provisions, which resulted from the issuance of the Series D convertible preferred stock, the Company did not have sufficient authorized Common Stock to issue upon conversion of all of its outstanding preferred stock and exercise of all of its outstanding warrants at the time of issuance of the Series D convertible preferred stock. The investors agreed that the Series D convertible preferred stock and the accompanying warrants issued would not be convertible or exercisable until the Company’s stockholders authorized an amendment to the Company’s Certificate of Incorporation increasing the authorized Common Stock to 1,500,000,000 shares. The December 10, 2012 securities purchase agreement required the Company to obtain such authorization within 120 days after closing. If stockholder approval was not obtained in that time, the investors could require the Company to redeem the preferred stock for cash. The stockholder approval was obtained on March 28, 2013 and a registration statement was subsequently filed which was declared effective by the SEC on April 10, 2013.

As of April 30, 2013, 219 of the Series D convertible preferred stock had been converted to common stock. There were 7,299,999 shares of common stock issued upon the conversion of the Series D convertible preferred stock and 2,145,989 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series D convertible preferred stock financing

The net cash proceeds from the Series D convertible preferred stock financing were $725,000. As the Company did not have sufficient authorized capital for the issuance of the shares underlying the Series D convertible preferred stock at the time of issuance, equity treatment was not permitted under GAAP. The Series D convertible preferred stock was classified as a derivative liability on the Company’s interim consolidated balance sheet as of the previous quarter ended January 31, 2013. Due to the redemption provision in the event that an increase in the Company’s authorized capital was not approved by the stockholders, the Series D convertible preferred stock was reported at that date at its face value of $750,000. Upon the stockholder approval of the increase in authorized capital on March 28, 2013, the Series D convertible preferred stock met the criteria for equity classification and was reclassified as equity at its then face value of $750,000. During the quarter ended April 30, 2013, 219 shares were converted to common stock and as of April 30, 2013 the remaining 531 shares of Series D convertible preferred stock, having a value of $531,000, are reported on the balance sheet as equity.

The initial “make-whole payments” of $202,500 on the Series D convertible preferred stock were accrued as of the date of the financing and the remaining balance of $143,370 (after conversions) are included in Accounts Payable and Accrued Expenses (see Note 5) at April 30, 2013. The warrants that were issued with the Series D convertible preferred stock were determined to be derivatives and were valued at their estimated fair value of $762,355 as of the date of issuance. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below.

Note 13 - Stockholders’ (Deficiency)/Equity:

Warrants

As of July 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
4,000,000	$0.15		January 16, 2016*
29,027,322	$0.15		March 31, 2016*
3,333,331	$0.15		July 11, 2016*
5,454,544	$0.15		September 30, 2016*
13,333,333	$0.15		February 1, 2017*
74,264,078

* Subject to price protection provisions as described below.

The outstanding warrants at July 31, 2012 have a weighted average exercise price of $0.33 per share and have a weighted average remaining life of 3.55 years.

The Company has 4,000,000 warrants with a current exercise price of $0.15 and an expiry date of January 16, 2016, 29,027,322 warrants with a current exercise price of $0.15 and an expiry date of March 31, 2016, 3,333,331 warrants with a current exercise price of $0.15 and an expiry date of July 11, 2016, 5,454,544 warrants with a current exercise price of $0.15 and an expiry date of September 30, 2016 and 13,333,333 warrants with a current exercise price of $0.15 and an expiry date of February 1, 2017 (55,148,530 warrants in total), which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement: (a) shares of common stock or standard options to the Company’s directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company’s board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 21,784,410 to 36,307,350.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on January 25, 2011 and in March and April 2011: (I) (a) shares of common stock or options to employees, officers, or directors of the Company pursuant to plans approved by a majority of the non-employee directors of the Company or to independent contractors pursuant to other agreements or arrangements in existence as of January 24, 2011, (b) securities issued upon the exercise or exchange of or conversion of any securities issued under the Securities Purchase Agreement dated January 24, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on January 24, 2011, provided that such securities have not been amended since their issue date through the date of conversion, exercise or exchange to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities (except certain adjustments to warrants expiring in March 2016 and September 2016 are not prohibited), and (c) shares of common stock or warrants to trade vendors of the Company approved by a majority of the non-employee members of the Board of Directors; provided that (II) (i) the shares issued under paragraphs I(a) and I(c) shall not, in the aggregate exceed 1,500,000 shares in each 30-day period during the first 90 days after January 24, 2011, (ii) there is a reasonable relationship between the value of the common stock or options issued pursuant to paragraphs I(a) and I(c) and the value of services rendered or goods provided and (iii) the Company does not rely in whole or in part on the exemptions provided in Sections 3(a)(9) or 3(a)(10) of the Securities Act. On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued on January 25, 2011 and in March and April 2011 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 16,056,000 to 26,760,001.

On August 8, 2012, after our fiscal year-end, the Company’s issuance of securities triggered the price protection features of all of the above derivative warrants and the number of such warrants increased from 55,148,530 to 103,403,485 (see Note 20).

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 12 above.

Preferred Stock

The Company has authorized 1,000,000 shares of preferred stock with a par value of one-tenth of a cent ($.001) per share. The preferred stock may be issued in various series and shall have preference as to dividends and to liquidation of the Company. The Company’s Board of Directors is authorized to establish the specific rights, preferences, voting privileges and restrictions of such preferred stock, or any series thereof. At July 31, 2012, 1,490 shares of the Company’s non-voting Series B 9% Convertible Preferred Stock were issued and outstanding. At July 31, 2011, 1,287 shares of the Company’s non-voting Series A 9% Convertible Preferred Stock were issued and outstanding. See Note 11 - Series A and B 9% Convertible Preferred Stock above.

Equity Instruments Issued for Services Rendered

During the years ended July 31, 2012, 2011 and 2010, the Company issued stock options, warrants and shares of common stock in exchange for services rendered to the Company. The fair value of each stock option and warrant was valued using the Black Scholes pricing model which takes into account as of the grant date the exercise price and expected life of the stock option or warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk free interest rate for the term of the stock option or warrant. Shares of common stock are valued at the quoted market price on the date of grant. The fair value of each grant was charged to the related expense in the consolidated statement of operations for the services received.